Quarterly Report
March 31, 2026
The Select Sector SPDR® Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street Communication Services Select Sector SPDR Premium Income ETF (XLCI) (formerly The Communication Services Select Sector SPDR Premium Income Fund)	1
State Street Consumer Discretionary Select Sector SPDR Premium Income ETF (XLYI) (formerly The Consumer Discretionary Select Sector SPDR Premium Income Fund)	2
State Street Consumer Staples Select Sector SPDR Premium Income ETF (XLSI) (formerly The Consumer Staples Select Sector SPDR Premium Income Fund)	3
State Street Energy Select Sector SPDR Premium Income ETF (XLEI) (formerly The Energy Select Sector SPDR Premium Income Fund)	4
State Street Financial Select Sector SPDR Premium Income ETF (XLFI) (formerly The Financial Select Sector SPDR Premium Income Fund)	6
State Street Health Care Select Sector SPDR Premium Income ETF (XLVI) (formerly The Health Care Select Sector SPDR Premium Income Fund)	7
State Street Industrial Select Sector SPDR Premium Income ETF (XLII) (formerly The Industrial Select Sector SPDR Premium Income Fund)	9
State Street Materials Select Sector SPDR Premium Income ETF (XLBI) (formerly The Materials Select Sector SPDR Premium Income Fund)	10
State Street Real Estate Select Sector SPDR Premium Income ETF (XLRI) (formerly The Real Estate Select Sector SPDR Premium Income Fund)	11
State Street Technology Select Sector SPDR Premium Income ETF (XLKI) (formerly The Technology Select Sector SPDR Premium Income Fund)	12
State Street Utilities Select Sector SPDR Premium Income ETF (XLUI) (formerly The Utilities Select Sector SPDR Premium Income Fund)	14
Notes to Schedules of Investments (Unaudited)	15
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET COMMUNICATION SERVICES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1%
State Street Communication Services Select Sector SPDR ETF (a) (b) (Cost $1,874,148)	17,264	$1,913,887
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $6,056)	6,056	6,056
TOTAL INVESTMENTS — 99.4% (Cost $1,880,204)		1,919,943
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		12,522
NET ASSETS — 100.0%		$1,932,465

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
The Fund had the following written call options contracts at March 31, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Communication Services Select Sector SPDR ETF	N/A	USD 117	04/17/2026	(149)	USD (1,743,300)	$(1,490)	$(15,363)	$13,873
State Street Communication Services Select Sector SPDR ETF	N/A	USD 115	04/17/2026	(21)	USD (241,500)	(1,050)	(1,659)	609
						$(2,540)	$(17,022)	$14,482
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,913,887	$—	$—	$1,913,887
Short-Term Investment	6,056	—	—	6,056
TOTAL INVESTMENTS	$1,919,943	$—	$—	$1,919,943
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(2,540)	$—	$—	$(2,540)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,540)	$—	$—	$(2,540)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Communication Services Select Sector SPDR ETF	12,972	$1,527,064	$505,986	$17,325	$(421)	$(101,417)	17,264	$1,913,887	$5,431
State Street Institutional U.S. Government Money Market Fund, Class G Shares	407	407	33,995	28,346	—	—	6,056	6,056	51
Total		$1,527,471	$539,981	$45,671	$(421)	$(101,417)		$1,919,943	$5,482
See accompanying notes to Schedule of Investments.

STATE STREET CONSUMER DISCRETIONARY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
State Street Consumer Discretionary Select Sector SPDR ETF (a) (b) (Cost $1,374,636)	12,349	$1,345,794
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $9,907)	9,907	9,907
TOTAL INVESTMENTS — 100.4% (Cost $1,384,543)		1,355,701
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(6,068)
NET ASSETS — 100.0%		$1,349,633

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
The Fund had the following written call options contracts at March 31, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Consumer Discretionary Select Sector SPDR ETF	N/A	USD 116	04/17/2026	(80)	USD (928,000)	$(2,280)	$(7,925)	$5,645
State Street Consumer Discretionary Select Sector SPDR ETF	N/A	USD 110	04/17/2026	(42)	USD (462,000)	(9,492)	(5,964)	(3,528)
						$(11,772)	$(13,889)	$2,117
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,345,794	$—	$—	$1,345,794
Short-Term Investment	9,907	—	—	9,907
TOTAL INVESTMENTS	$1,355,701	$—	$—	$1,355,701
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(11,772)	$—	$—	$(11,772)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(11,772)	$—	$—	$(11,772)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Consumer Discretionary Select Sector SPDR ETF	10,272	$1,226,579	$698,540	$471,142	$(9,574)	$(98,609)	12,349	$1,345,794	$2,677
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,989	1,989	35,424	27,506	—	—	9,907	9,907	42
Total		$1,228,568	$733,964	$498,648	$(9,574)	$(98,609)		$1,355,701	$2,719
See accompanying notes to Schedule of Investments.

STATE STREET CONSUMER STAPLES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1%
State Street Consumer Staples Select Sector SPDR ETF (a) (b) (Cost $2,610,376)	31,291	$2,565,236
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $19,514)	19,514	19,514
TOTAL INVESTMENTS — 99.8% (Cost $2,629,890)		2,584,750
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,631
NET ASSETS — 100.0%		$2,589,381

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
The Fund had the following written call options contracts at March 31, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Consumer Select Sector SPDR ETF	N/A	USD 85	04/17/2026	(281)	USD (2,388,500)	$(10,397)	$(18,546)	$8,149
State Street Consumer Select Sector SPDR ETF	N/A	USD 84	04/17/2026	(28)	USD (235,200)	(1,750)	(1,540)	(210)
						$(12,147)	$(20,086)	$7,939
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,565,236	$—	$—	$2,565,236
Short-Term Investment	19,514	—	—	19,514
TOTAL INVESTMENTS	$2,584,750	$—	$—	$2,584,750
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(12,147)	$—	$—	$(12,147)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(12,147)	$—	$—	$(12,147)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Consumer Staples Select Sector SPDR ETF	18,209	$1,414,475	$1,727,094	$655,972	$64,176	$15,463	31,291	$2,565,236	$12,995
State Street Institutional U.S. Government Money Market Fund, Class G Shares	475	475	66,008	46,969	—	—	19,514	19,514	54
Total		$1,414,950	$1,793,102	$702,941	$64,176	$15,463		$2,584,750	$13,049
See accompanying notes to Schedule of Investments.

STATE STREET ENERGY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.8%
State Street Energy Select Sector SPDR ETF (a) (b) (Cost $23,186,572)	438,022	$26,833,228
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $177,924)	177,924	177,924
TOTAL INVESTMENTS — 101.4% (Cost $23,364,496)		27,011,152
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(382,927)
NET ASSETS — 100.0%		$26,628,225

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
The Fund had the following written call options contracts at March 31, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Energy Select Sector SPDR ETF	N/A	USD 60	04/17/2026	(445)	USD (2,670,000)	$(106,355)	$(40,940)	$(65,415)
State Street Energy Select Sector SPDR ETF	N/A	USD 61	04/17/2026	(3,016)	USD (18,397,600)	(541,372)	(238,126)	(303,246)
State Street Energy Select Sector SPDR ETF	N/A	USD 63	04/17/2026	(270)	USD (1,687,500)	(29,970)	(19,980)	(9,990)
State Street Energy Select Sector SPDR ETF	N/A	USD 64	04/17/2026	(234)	USD (1,497,600)	(15,210)	(18,624)	3,414
State Street Energy Select Sector SPDR ETF	N/A	USD 63	04/17/2026	(91)	USD (573,300)	(8,463)	(6,643)	(1,820)
State Street Energy Select Sector SPDR ETF	N/A	USD 65	04/17/2026	(312)	USD (2,028,000)	(14,196)	(27,037)	12,841
						$(715,566)	$(351,350)	$(364,216)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$26,833,228	$—	$—	$26,833,228
Short-Term Investment	177,924	—	—	177,924
TOTAL INVESTMENTS	$27,011,152	$—	$—	$27,011,152
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(715,566)	$—	$—	$(715,566)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(715,566)	$—	$—	$(715,566)
See accompanying notes to Schedule of Investments.

STATE STREET ENERGY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Energy Select Sector SPDR ETF	103,095	$4,609,377	$19,973,642	$1,500,399	$79,257	$3,671,351	438,022	$26,833,228	$138,512
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,956	1,956	595,704	419,736	—	—	177,924	177,924	363
Total		$4,611,333	$20,569,346	$1,920,135	$79,257	$3,671,351		$27,011,152	$138,875
See accompanying notes to Schedule of Investments.

STATE STREET FINANCIAL SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5%
State Street Financial Select Sector SPDR ETF (a) (b) (Cost $3,800,752)	72,483	$3,578,485
SHORT-TERM INVESTMENT — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $41,380)	41,380	41,380
TOTAL INVESTMENTS — 100.7% (Cost $3,842,132)		3,619,865
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(24,098)
NET ASSETS — 100.0%		$3,595,767

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
The Fund had the following written call options contracts at March 31, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Financial Select Sector SPDR ETF	N/A	USD 51	04/17/2026	(629)	USD (3,207,900)	$(26,104)	$(25,516)	$(588)
State Street Financial Select Sector SPDR ETF	N/A	USD 50	04/17/2026	(89)	USD (445,000)	(7,164)	(6,319)	(845)
						$(33,268)	$(31,835)	$(1,433)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,578,485	$—	$—	$3,578,485
Short-Term Investment	41,380	—	—	41,380
TOTAL INVESTMENTS	$3,619,865	$—	$—	$3,619,865
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(33,268)	$—	$—	$(33,268)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(33,268)	$—	$—	$(33,268)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Financial Select Sector SPDR ETF	36,317	$1,989,082	$2,831,864	$955,825	$9,870	$(296,506)	72,483	$3,578,485	$17,101
State Street Institutional U.S. Government Money Market Fund, Class G Shares	495	495	105,628	64,743	—	—	41,380	41,380	129
Total		$1,989,577	$2,937,492	$1,020,568	$9,870	$(296,506)		$3,619,865	$17,230
See accompanying notes to Schedule of Investments.

STATE STREET HEALTH CARE SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2%
State Street Health Care Select Sector SPDR ETF (a) (b) (Cost $13,495,220)	88,360	$12,954,460
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $85,327)	85,327	85,327
TOTAL INVESTMENTS — 99.8% (Cost $13,580,547)		13,039,787
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		24,766
NET ASSETS — 100.0%		$13,064,553

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
The Fund had the following written call options contracts at March 31, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Health Care Select Sector SPDR ETF	N/A	USD 152	04/17/2026	(831)	USD (12,631,200)	$(56,508)	$(109,692)	$53,184
State Street Health Care Select Sector SPDR ETF	N/A	USD 150	04/17/2026	(33)	USD (495,000)	(3,943)	(4,719)	776
State Street Health Care Select Sector SPDR ETF	N/A	USD 150	04/17/2026	(13)	USD (194,350)	(1,820)	(1,820)	—
						$(62,271)	$(116,231)	$53,960
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$12,954,460	$—	$—	$12,954,460
Short-Term Investment	85,327	—	—	85,327
TOTAL INVESTMENTS	$13,039,787	$—	$—	$13,039,787
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(62,271)	$—	$—	$(62,271)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(62,271)	$—	$—	$(62,271)
See accompanying notes to Schedule of Investments.

STATE STREET HEALTH CARE SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Health Care Select Sector SPDR ETF	75,486	$11,685,233	$3,010,098	$1,016,499	$72,348	$(796,720)	88,360	$12,954,460	$51,789
State Street Institutional U.S. Government Money Market Fund, Class G Shares	585	585	358,857	274,115	—	—	85,327	85,327	279
Total		$11,685,818	$3,368,955	$1,290,614	$72,348	$(796,720)		$13,039,787	$52,068
See accompanying notes to Schedule of Investments.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1%
State Street Industrial Select Sector SPDR ETF (a) (b) (Cost $5,314,787)	32,564	$5,266,576
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $50,218)	50,218	50,218
TOTAL INVESTMENTS — 100.1% (Cost $5,365,005)		5,316,794
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,776)
NET ASSETS — 100.0%		$5,314,018

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
The Fund had the following written call options contracts at March 31, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Industrial Select Sector SPDR ETF	N/A	USD 172	04/17/2026	(192)	USD (3,302,400)	$(9,696)	$(29,621)	$19,925
State Street Industrial Select Sector SPDR ETF	N/A	USD 167	04/17/2026	(133)	USD (2,221,100)	(22,610)	(27,930)	5,320
						$(32,306)	$(57,551)	$25,245
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$5,266,576	$—	$—	$5,266,576
Short-Term Investment	50,218	—	—	50,218
TOTAL INVESTMENTS	$5,316,794	$—	$—	$5,316,794
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(32,306)	$—	$—	$(32,306)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(32,306)	$—	$—	$(32,306)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Industrial Select Sector SPDR ETF	8,043	$1,247,630	$4,485,284	$443,879	$37,756	$(60,215)	32,564	$5,266,576	$14,834
State Street Institutional U.S. Government Money Market Fund, Class G Shares	218	218	115,495	65,495	—	—	50,218	50,218	88
Total		$1,247,848	$4,600,779	$509,374	$37,756	$(60,215)		$5,316,794	$14,922
See accompanying notes to Schedule of Investments.

STATE STREET MATERIALS SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
State Street Materials Select Sector SPDR ETF (a) (b) (Cost $5,292,778)	109,021	$5,447,780
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $23,222)	23,222	23,222
TOTAL INVESTMENTS — 100.4% (Cost $5,316,000)		5,471,002
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(24,351)
NET ASSETS — 100.0%		$5,446,651

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
The Fund had the following written call options contracts at March 31, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Materials Select Sector SPDR ETF	N/A	USD 52	04/17/2026	(16)	USD (83,200)	$(672)	$(1,136)	$464
State Street Materials Select Sector SPDR ETF	N/A	USD 51	04/17/2026	(1,065)	USD (5,431,500)	(78,278)	(49,576)	(28,702)
						$(78,950)	$(50,712)	$(28,238)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$5,447,780	$—	$—	$5,447,780
Short-Term Investment	23,222	—	—	23,222
TOTAL INVESTMENTS	$5,471,002	$—	$—	$5,471,002
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(78,950)	$—	$—	$(78,950)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(78,950)	$—	$—	$(78,950)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,976	$2,976	$128,314	$108,068	$—	$—	23,222	$23,222	$87
State Street Materials Select Sector SPDR ETF	47,197	2,140,384	3,772,580	605,600	28,193	112,223	109,021	5,447,780	22,905
Total		$2,143,360	$3,900,894	$713,668	$28,193	$112,223		$5,471,002	$22,992
See accompanying notes to Schedule of Investments.

STATE STREET REAL ESTATE SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9%
State Street Real Estate Select Sector SPDR ETF (a) (b) (Cost $2,563,789)	61,005	$2,490,835
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $20,133)	20,133	20,133
TOTAL INVESTMENTS — 99.7% (Cost $2,583,922)		2,510,968
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		6,507
NET ASSETS — 100.0%		$2,517,475

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
The Fund had the following written call options contracts at March 31, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Real Estate Select Sector SPDR ETF	N/A	USD 43	04/17/2026	(447)	USD (1,922,100)	$(3,129)	$(15,570)	$12,441
State Street Real Estate Select Sector SPDR ETF	N/A	USD 41	04/17/2026	(168)	USD (688,800)	(10,080)	(7,056)	(3,024)
						$(13,209)	$(22,626)	$9,417
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,490,835	$—	$—	$2,490,835
Short-Term Investment	20,133	—	—	20,133
TOTAL INVESTMENTS	$2,510,968	$—	$—	$2,510,968
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(13,209)	$—	$—	$(13,209)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(13,209)	$—	$—	$(13,209)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	879	$879	$90,377	$71,123	$—	$—	20,133	$20,133	$50
State Street Real Estate Select Sector SPDR ETF	35,305	1,424,557	1,672,190	603,670	(1,817)	(425)	61,005	2,490,835	15,083
Total		$1,425,436	$1,762,567	$674,793	$(1,817)	$(425)		$2,510,968	$15,133
See accompanying notes to Schedule of Investments.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.7%
State Street Technology Select Sector SPDR ETF (a) (b) (Cost $5,608,223)	39,087	$5,194,663
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $19,688)	19,688	19,688
TOTAL INVESTMENTS — 99.1% (Cost $5,627,911)		5,214,351
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		45,685
NET ASSETS — 100.0%		$5,260,036

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
The Fund had the following written call options contracts at March 31, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Technology Select Sector SPDR ETF	N/A	USD 145	04/17/2026	(355)	USD (5,147,500)	$(4,438)	$(54,315)	$49,877
State Street Technology Select Sector SPDR ETF	N/A	USD 142	04/17/2026	(17)	USD (241,400)	(688)	(2,856)	2,168
State Street Technology Select Sector SPDR ETF	N/A	USD 137	04/17/2026	(15)	USD (205,500)	(2,445)	(2,445)	—
						$(7,571)	$(59,616)	$52,045
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$5,194,663	$—	$—	$5,194,663
Short-Term Investment	19,688	—	—	19,688
TOTAL INVESTMENTS	$5,214,351	$—	$—	$5,214,351
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(7,571)	$—	$—	$(7,571)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(7,571)	$—	$—	$(7,571)
See accompanying notes to Schedule of Investments.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,046	$3,046	$152,851	$136,209	$—	$—	19,688	$19,688	$129
State Street Technology Select Sector SPDR ETF	28,555	4,111,064	2,876,665	1,376,864	42,022	(458,224)	39,087	5,194,663	6,008
Total		$4,114,110	$3,029,516	$1,513,073	$42,022	$(458,224)		$5,214,351	$6,137
See accompanying notes to Schedule of Investments.

STATE STREET UTILITIES SELECT SECTOR SPDR PREMIUM INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.8%
State Street Utilities Select Sector SPDR ETF (a) (b) (Cost $9,594,929)	216,485	$9,934,496
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $68,510)	68,510	68,510
TOTAL INVESTMENTS — 99.5% (Cost $9,663,439)		10,003,006
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		50,577
NET ASSETS — 100.0%		$10,053,583

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(b)	At March 31, 2026, all or a portion of this security was pledged to cover collateral requirements for options contracts.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended March 31, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
The Fund had the following written call options contracts at March 31, 2026:
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
State Street Utilities Select Sector SPDR ETF	N/A	USD 48	04/17/2026	(2,061)	USD (9,892,800)	$(48,434)	$(91,970)	$43,536
State Street Utilities Select Sector SPDR ETF	N/A	USD 47	04/17/2026	(85)	USD (395,250)	(5,397)	(4,052)	(1,345)
						$(53,831)	$(96,022)	$42,191
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$9,934,496	$—	$—	$9,934,496
Short-Term Investment	68,510	—	—	68,510
TOTAL INVESTMENTS	$10,003,006	$—	$—	$10,003,006
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(53,831)	$—	$—	$(53,831)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(53,831)	$—	$—	$(53,831)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,036	$9,036	$222,561	$163,087	$—	$—	68,510	$68,510	$251
State Street Utilities Select Sector SPDR ETF	128,548	5,487,714	4,716,204	768,477	31,272	467,783	216,485	9,934,496	65,939
Total		$5,496,750	$4,938,765	$931,564	$31,272	$467,783		$10,003,006	$66,190
See accompanying notes to Schedule of Investments.

SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Options are priced at their readily available market quotations on the principal market on which they are traded on the valuation date. Such readily available market quotations will generally reflect the mean of the last reported bid and ask prices. If the mean of the last reported bid and ask prices are deemed to be unavailable or unreliable, the last reported sale or official closing price, or an intrinsic value may be considered to value the option in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmark. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2026, is disclosed in each Fund's respective Schedule of Investments.
Options Contracts
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
During the period ended March 31, 2026, all the funds entered into option contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2026, are disclosed in the Funds’ respective Schedules of Investments.